Related Party Disclosures - Additional Information (Details)	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of transactions between related parties [line items]
Outstanding balances of related party transactions	€ 0
Bad debt expense has been recognized	€ 0